Form N-1A Supplement	Feb. 20, 2026
YieldMax(R) Universe Fund of Option Income ETFs
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus

and Prospectus,

each dated February 28, 2025,

as previously supplemented

The Fund will be instituting certain changes to its principal investment strategies upon effectiveness of its annual prospectus update, currently expected on or around February 27, 2026. Such changes include the following:

•	The Fund will no longer invest in all eligible Underlying YieldMax® ETFs (as such term defined in the Fund’s prospectus). Instead, the Fund will invest in a sub-set of eligible Underlying YieldMax® ETFs, reflecting those with the highest relative performance over a recent period as of each rebalance.
•	Weighting among selected Underlying YieldMax® ETFs will no longer be equal. Instead, weighting will be based on the relative performance of each, with Underlying YieldMax® ETFs with higher recent performance receiving larger weightings than those with lower recent performance.
•	The Fund’s eligible universe of Underlying YieldMax® ETFs has been expanded to include Underlying YieldMax® ETFs that seek to provide long exposure to a portfolio of operating companies or an index of operating companies. In particular, the YieldMax® Ultra Option Income Strategy ETF will be eligible upon effectiveness of these changes. In addition, Underlying YieldMax® ETFs that target set annual distribution rates will also be eligible for inclusion.